Equity offerings and drilling unit sale transactions with Seadrill Partners (Notes)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Equity offerings and drilling unit sale transactions with Seadrill Partners
Common shares

	2013		2012		2011
All shares are common shares of $2.00 par value each	Shares	$millions	Shares	$millions	Shares	$millions
Authorized share capital	800,000,000	1,600	800,000,000	1,600	800,000,000	1,600
Issued and fully paid share capital	469,250,933	939	469,250,933	938	469,250,933	938
Treasury shares held by Company	(272,441)	(1)	(72,859)	—	(1,478,759)	(3)
Outstanding shares in issue	468,978,492	938	469,178,074	938	467,772,174	935

As of December 31, 2013, the Company's shares are listed on the Oslo Stock Exchange and the New York Stock Exchange.

The Company was incorporated on May 10, 2005 and 6,000 ordinary shares of par value $2.00 each were issued. Since incorporation the number of issued shares has increased from 6,000 to 469,250,933 of par value $2.00 each as of December 31, 2013. There were no new shares issued in 2013 or 2012.

A share repurchase program was approved by the Board in 2007 giving the Company the authorization to buy back shares. Shares bought back under the authorization may be cancelled or held as treasury shares. Treasury shares may be held to meet the Company's obligations relating to the share option plans. As at December 31, 2013 the Company held 272,441 treasury shares and net shares outstanding at December 31, 2013 was 468,978,492.
Equity offerings and drilling unit sale transactions with Seadrill Partners

The following table summarizes the issuances of common units for Seadrill Partners since their initial public offering ("IPO") in October 2012:

Date	Number of Common Units Issued to the Public	Number of Common Units Issued to Seadrill	Offering Price ($)	Gross proceeds from public ($'millions)	Net proceeds from public ($'millions)	Seadrill's ownership after the offering
October 24, 2012 (IPO)	10,062,500	14,752,525	22.00	221	203	75.67%
October 18, 2013	—	3,310,622	32.29	—	—	77.47%
December 13, 2013	12,880,000	3,394,916	29.50	380	365	62.35%

The following table summarizes the sale of the Company's drilling units to Seadrill Partners since its IPO:

(In US$millions)	T-15	T-16	West Sirius	West Leo	Total
Adjusted sales price *	74	68	922	729	1,793
Less net assets transferred	5	—	(375)	(116)	(486)
Excess of sales price over net assets transferred	79	68	547	613	1,307
Deemed contribution to Seadrill shareholders from non-controlling interest	19	16	105	69	209

* The Adjusted sales price above includes debt assumed and working capital adjustments.

These transactions were deemed to be reorganizations of entities under common control and accordingly no gains or losses were recognized by the Company.

On May 17, 2013, the Company sold its 100% interest in the entities that own and operate the tender rig T-15 to Seadrill Partners a total purchase price of $210 million, less approximately $101 million of debt outstanding, less $35 million of working capital adjustments. The acquisition was funded by issuance of vendor financing loan to Seadrill Partners of $110 million.

On October 18, 2013, the Company sold its 100% interest in the entity that owns the tender rig T-16, and the beneficial interest in the T-16 drilling contract (collectively, the “T-16 Business”), to Seadrill Partners for a total purchase price of $200 million, less approximately $93 million of debt outstanding, less $39 million of working capital adjustments. As part of the consideration, Seadrill Partners issued 3,310,622 common units to Seadrill as consideration for the purchase in a private placement transaction at a price of $32.29 per unit. This resulted in an increase in net assets attributable to the non-controlling interest of $19 million.

On December 13, 2013, the Company sold to Seadrill Partners: (i) 51% of its interest in each of the entities that own, operate and manage the semi-submersible drilling rig, West Sirius (the “Sirius Business”); and (ii) 30% of its interest interests in each of the entities that own and operate the semi-submersible drilling rig, West Leo (the “Leo Business”). The implied purchase prices of the Sirius Business was $1,035 million, less debt assumed of $220 million , plus working capital adjustments of $107 million. The implied purchase prices of the Leo Business was $1,250 million, less debt assumed of $486 million, less working capital adjustments of $35 million. In relation to these acquisitions, Seadrill Partners issued 12,880,000 common units to the public (including 1,680,000 common units issued to underwriters) and 3,394,916 common units to Seadrill, at a price of $29.50 per unit. The gross proceeds raised from the public was $380 million, and the net proceeds raised after issuance fees was $365 million, of which $137 million was attributable to the non-controlling interest. This resulted in an increase in net assets attributable to the non-controlling interest of $83 million.